Related Party Transactions and Balances - Additional Information (Detail) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
License agreement, term	5 years
License agreements, expected payment		¥ 20,000				$ 3,100,000
Chief Executive Officer
Related Party Transaction [Line Items]
Amount due to related party		25,200				3,600,000
Loan from related party		60,000				8,600,000
Minimum
Related Party Transaction [Line Items]
License agreements, expected payment	$ 160,000,000
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Related Party Transaction [Line Items]
Revenue from related party		4,500	$ 700,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
Related Party Transaction [Line Items]
Net royalty paid		13,000	1,900,000	¥ 11,700
Funds to related party		2,800	400,000	9,900
Revenue from related party		¥ 500	$ 70,000
Interest-free loan due date		The loan was interest-free and due in December, 2017.	The loan was interest-free and due in December, 2017.
Amount due from related party		¥ 12,700		9,900		1,800,000
Amount due to related party		16,800		¥ 10,100		2,400,000
System Link Corporation Limited ("System Link")
Related Party Transaction [Line Items]
Investment in joint venture, ownership percentage	50.00%
License Agreement | System Link Corporation Limited ("System Link")
Related Party Transaction [Line Items]
Revenue from related party		2,000	$ 13,600,000
Amount received for license agreement					$ 10,000,000
Due to related party, non-current		¥ 7,800				$ 54,100,000